Post-balance sheet events	12 Months Ended
Mar. 31, 2023
Post-balance sheet events
Post-balance sheet events

25.       Post-balance sheet events

In May 2023, the Group signed an agreement to purchase up to 300 (150 firm and 150 options) new Boeing 737-MAX-10 aircraft for delivery between 2027 and 2033. This order is subject to shareholder approval at Ryanair’s 2023 AGM. When finalized (and subject to all options being exercised) the order is valued at over U.S.$40bn at current list prices.

In May 2023, the Group refinanced its unsecured €750m syndicated term loan (maturity May 2024) with an unsecured €750m syndicated revolving credit facility (at a lower margin) maturing in May 2028.